Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Note 17 — SUBSEQUENT EVENTS
On January 2, 2019, the Company completed the acquisition of Fiber-Line for $120.2 million, subject to a working capital adjustment and contingent earn-out consideration over a two-year period. The Fiber-Line results will be reported in the Specialty Engineered Materials segment.